Lease Commitment and Total Rental Expense - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Rental expenses	$ 104,384	$ 150,333	$ 177,416